Risk management (Details) $ in Millions, $ in Millions	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Cash and cash equivalents	$ 6,311,744		$ 7,945,885		$ 8,410,467	$ 6,550,450
Other financial assets	$ 8,147,815		$ 6,533,725
US Dollar [Member]
Disclosure of detailed information about financial risk management [Line Items]
Cash and cash equivalents		$ 514		$ 1,203
Other financial assets		2,138		1,072
Trade receivables and payables, net		(202)		(7)
Loans and borrowings		(9,689)		(12,590)
Other assets and liabilities, net		63		0
Net liability position		$ (7,176)		$ (10,322)